Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Type of Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 25,571,810	$ 26,664,602	$ 28,948,039
Temperature-controlled truckload services [Member]
Revenue
Revenue	23,627,273	23,511,352	24,673,847
Urban delivery services [Member]
Revenue
Revenue	$ 1,944,537	$ 3,153,250	$ 4,274,192